ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.8%

Aerospace/Defense – 0.5%
Astronics Corp.*	1,529	$20,427

Auto Manufacturers – 0.5%
Blue Bird Corp.*	989	20,205

Auto Parts & Equipment – 0.9%
China Automotive Systems, Inc. (China)*	3,149	16,469
Garrett Motion, Inc. (Switzerland)*	2,868	21,969
Total Auto Parts & Equipment		38,438

Banks – 15.3%
Amalgamated Financial Corp.	986	17,442
BayCom Corp.	1,120	19,130
Business First Bancshares, Inc.	878	15,040
Byline Bancorp, Inc.	1,037	22,420
Cambridge Bancorp	232	15,036
Capital City Bank Group, Inc.	684	20,048
Capstar Financial Holdings, Inc.	1,260	19,089
Carter Bankshares, Inc.*	1,444	20,216
Central Valley Community Bancorp	989	20,354
Civista Bancshares, Inc.	930	15,698
CNB Financial Corp.	810	15,552
Coastal Financial Corp.*	840	30,248
Esquire Financial Holdings, Inc.	782	30,576
First Bank	1,820	18,382
First Business Financial Services, Inc.	713	21,754
Five Star Bancorp	769	16,410
Hanmi Financial Corp.	1,198	22,247
Independent Bank Corp.	956	16,988
John Marshall Bancorp, Inc.	767	16,567
Mercantile Bank Corp.	636	19,449
Metrocity Bankshares, Inc.	846	14,458
Midland States Bancorp, Inc.	808	17,307
Northeast Bank	750	25,245
Northeast Community Bancorp, Inc.	1,464	19,208
Northrim BanCorp, Inc.	498	23,496
Oak Valley Bancorp	810	19,165
Old Second Bancorp, Inc.	1,714	24,099
OP Bancorp	1,658	14,773
Parke Bancorp, Inc.	963	17,122
Peapack-Gladstone Financial Corp.	600	17,772
Shore Bancshares, Inc.	1,145	16,351
South Plains Financial, Inc.	660	14,131
TrustCo Bank Corp. NY	641	20,473
Unity Bancorp, Inc.	742	16,925
Total Banks		653,171

Biotechnology – 4.9%
89bio, Inc.*(a)	2,609	39,735
Aldeyra Therapeutics, Inc.*	3,223	32,004
Astria Therapeutics, Inc.*	2,042	27,158
Cymabay Therapeutics, Inc.*	5,547	48,370
Dyne Therapeutics, Inc.*	1,559	17,960
Merrimack Pharmaceuticals, Inc.*	1,799	22,110
MoonLake Immunotherapeutics*	1,000	21,390
Total Biotechnology		208,727

Building Materials – 1.5%
LSI Industries, Inc.	1,799	25,060
Modine Manufacturing Co.*	1,718	39,600
Total Building Materials		64,660

Chemicals – 1.0%
Hawkins, Inc.	470	20,577
Rayonier Advanced Materials, Inc.*	3,233	20,271
Total Chemicals		40,848

Coal – 2.6%
Alpha Metallurgical Resources, Inc.	291	45,396
Natural Resource Partners LP	794	41,447
SunCoke Energy, Inc.	2,793	25,081
Total Coal		111,924

Commercial Services – 7.2%
Alta Equipment Group, Inc.	1,667	26,422
Barrett Business Services, Inc.	280	24,819
CPI Card Group, Inc.*	577	25,971
CRA International, Inc.	285	30,729
Franklin Covey Co.*	607	23,351
Hackett Group, Inc. (The)	1,172	21,658
HireQuest, Inc.	1,218	26,272
Lincoln Educational Services Corp.*	3,062	17,331
Resources Connection, Inc.	930	15,866
ShotSpotter, Inc.*	540	21,233
Textainer Group Holdings Ltd. (China)	1,060	34,037
Transcat, Inc.*	464	41,477
Total Commercial Services		309,166

Distribution/Wholesale – 2.3%
Titan Machinery, Inc.*	891	27,131
Veritiv Corp.	521	70,408
Total Distribution/Wholesale		97,539

Diversified Financial Services – 2.1%
Diamond Hill Investment Group, Inc.	119	19,585
EZCORP, Inc., Class A*	3,360	28,896
Oppenheimer Holdings, Inc., Class A	520	20,358
Silvercrest Asset Management Group, Inc., Class A	1,146	20,834
Total Diversified Financial Services		89,673

Electric – 0.8%
Genie Energy Ltd., Class B	2,335	32,270

Electrical Components & Equipment – 0.6%
Powell Industries, Inc.	557	23,723

Electronics – 4.5%
Allied Motion Technologies, Inc.	594	22,958
Bel Fuse, Inc., Class B	1,442	54,190
Ituran Location and Control Ltd. (Israel)	863	18,796
Kimball Electronics, Inc.*	1,065	25,667
NVE Corp.	315	26,142
Stoneridge, Inc.*	901	16,849
Vishay Precision Group, Inc.*	621	25,933
Total Electronics		190,535

Energy - Alternate Sources – 0.4%
REX American Resources Corp.*	580	16,582

Engineering & Construction – 3.7%
Bowman Consulting Group Ltd.*	837	24,030
Limbach Holdings, Inc.*	1,799	31,123
MYR Group, Inc.*	363	45,742
Star Group LP	1,711	22,192
Sterling Infrastructure, Inc.*	931	35,266
Total Engineering & Construction		158,353

Entertainment – 1.0%
Golden Entertainment, Inc.*	945	41,117

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Environmental Control – 1.6%
CECO Environmental Corp.*	2,906	$40,655
Heritage-Crystal Clean, Inc.*	767	27,313
Total Environmental Control		67,968

Food – 1.1%
Nathan’s Famous, Inc.	359	27,141
Seneca Foods Corp., Class A*	405	21,169
Total Food		48,310

Gas – 0.7%
Global Partners LP	929	28,818

Healthcare - Products – 0.9%
UFP Technologies, Inc.*	305	39,601

Home Furnishings – 0.5%
Ethan Allen Interiors, Inc.	830	22,792

Insurance – 2.8%
Ambac Financial Group, Inc.*	1,498	23,189
Donegal Group, Inc., Class A	1,173	17,923
Greenlight Capital Re Ltd., Class A*	2,522	23,682
Investors Title Co.	120	18,120
Tiptree, Inc.	2,419	35,245
Total Insurance		118,159

Internet – 0.6%
Vitru Ltd. (Brazil)*(a)	1,041	23,693

Investment Companies – 0.4%
Crescent Capital BDC, Inc.	1,266	17,243

Iron/Steel – 0.7%
Haynes International, Inc.	605	30,304

Leisure Time – 1.2%
MasterCraft Boat Holdings, Inc.*	675	20,540
Xponential Fitness, Inc., Class A*	1,080	32,821
Total Leisure Time		53,361

Machinery - Diversified – 2.8%
CIRCOR International, Inc.*	837	26,048
CVD Equipment Corp.*	1,716	22,823
DXP Enterprises, Inc.*	660	17,767
Intevac, Inc.*	2,879	21,103
Thermon Group Holdings, Inc.*	1,199	29,879
Total Machinery - Diversified		117,620

Metal Fabricate/Hardware – 3.4%
Mayville Engineering Co., Inc.*	1,441	21,500
Northwest Pipe Co.*	660	20,612
Olympic Steel, Inc.	557	29,081
Steel Partners Holdings LP*	1,714	75,226
Total Metal Fabricate/Hardware		146,419

Oil & Gas – 4.4%
Amplify Energy Corp.*(a)	2,700	18,549
Diamond Offshore Drilling, Inc.*	3,231	38,901
Kimbell Royalty Partners LP(a)	1,767	26,911
Permian Basin Royalty Trust	3,157	77,031
Sabine Royalty Trust	390	28,006
Total Oil & Gas		189,398

Oil & Gas Services – 1.9%
Forum Energy Technologies, Inc.*	1,042	26,498
Helix Energy Solutions Group, Inc.*	4,540	35,140
Oil States International, Inc.*	2,555	21,283
Total Oil & Gas Services		82,921

Packaging & Containers – 0.4%
Clearwater Paper Corp.*	578	19,317

Pharmaceuticals – 3.5%
Enliven Therapeutics, Inc.*(a)	1,237	27,090
Harrow Health, Inc.*	2,339	49,493
MediWound Ltd. (Israel)*	1,934	25,761
scPharmaceuticals, Inc.*(a)	2,970	26,938
Voyager Therapeutics, Inc.*	2,521	19,437
Total Pharmaceuticals		148,719

Pipelines – 0.5%
Green Plains Partners LP	1,736	22,047

REITS – 1.4%
BRT Apartments Corp.	1,120	22,086
CTO Realty Growth, Inc.	1,131	19,521
Whitestone REIT	1,845	16,974
Total REITS		58,581

Retail – 4.7%
Biglari Holdings, Inc., Class B*	147	24,872
Caleres, Inc.	1,065	23,036
Chuy’s Holdings, Inc.*	665	23,840
Destination XL Group, Inc.*	3,213	17,704
Haverty Furniture Cos., Inc.	640	20,422
J Jill, Inc.*	1,153	30,024
Movado Group, Inc.	758	21,808
Potbelly Corp.*	2,609	21,733
Ruth’s Hospitality Group, Inc.	1,044	17,143
Total Retail		200,582

Savings & Loans – 1.7%
FS Bancorp, Inc.	737	22,117
Hingham Institution For Savings The	67	15,641
HomeTrust Bancshares, Inc.	741	18,221
Southern Missouri Bancorp, Inc.	391	14,627
Total Savings & Loans		70,606

Semiconductors – 1.2%
Richardson Electronics Ltd.	2,289	51,090

Software – 4.7%
Asure Software, Inc.*	2,143	31,074
Computer Programs and Systems, Inc.*	606	18,301
Digi International, Inc.*	1,035	34,859
Donnelley Financial Solutions, Inc.*	1,071	43,761
IBEX Holdings Ltd.*	854	20,838
Immersion Corp.	3,061	27,365
Inspired Entertainment, Inc.*	1,799	23,009
Total Software		199,207

Telecommunications – 1.6%
Aviat Networks, Inc.*	675	23,261
Preformed Line Products Co.	336	43,021
Total Telecommunications		66,282

Transportation – 6.4%
Ardmore Shipping Corp. (Ireland)	3,521	52,357
Capital Product Partners LP (Greece)	1,927	25,803
Covenant Logistics Group, Inc.	866	30,674
Dorian LPG Ltd.	1,546	30,827
Grindrod Shipping Holdings Ltd. (Singapore)(a)	1,333	14,023
Pangaea Logistics Solutions Ltd.	3,780	22,189
Teekay Corp. (Bermuda)*	5,086	31,431
Teekay Tankers Ltd., Class A (Canada)*	877	37,650

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Transportation (continued)
Tsakos Energy Navigation Ltd. (Greece)	1,552	$30,155
Total Transportation		275,109

Venture Capital – 0.4%
Chicago Atlantic Real Estate Finance, Inc.	1,315	17,766

Water – 0.5%
York Water Co. (The)	505	22,573

Total Common Stocks
(Cost $3,932,028)		4,255,844

RIGHTS – 0.0%**

Pharmaceuticals – 0.0%**
IMARA INC., expires *(b)
(Cost $0)	5,500	0

MONEY MARKET FUNDS – 4.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.79%(c)(d)	133,668	133,668
STIT - Government & Agency Portfolio, Institutional Class, 4.73%(c)	64,181	64,181

Total Money Market Funds
(Cost $197,849)		197,849

Total Investments – 104.4%
(Cost $4,129,877)		4,453,693
Liabilities in Excess of Other Assets – (4.4%)		(186,767)
Net Assets – 100.0%		$4,266,926

LP - Limited Partnership

REITS - Real Estate Investment Trusts

*	Non-income producing security.
**	Less than 0.05%.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $128,740; the aggregate market value of the collateral held by the fund is $133,668.
(b)	Fair valued using significant unobservable inputs.
(c)	Rate shown reflects the 7-day yield as of March 31, 2023.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3		Total
Common Stocks	$4,255,844	$-	$-		$4,255,844
Rights	-	-	-	*	-
Money Market Funds	197,849	-	-		197,849
Total	$4,453,693	$-	$-	*	$4,453,693

*	Less than $1.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	0.5%
Auto Manufacturers	0.5
Auto Parts & Equipment	0.9
Banks	15.3
Biotechnology	4.9
Building Materials	1.5
Chemicals	1.0
Coal	2.6
Commercial Services	7.2
Distribution/Wholesale	2.3
Diversified Financial Services	2.1
Electric	0.8
Electrical Components & Equipment	0.6
Electronics	4.5
Energy - Alternate Sources	0.4
Engineering & Construction	3.7
Entertainment	1.0
Environmental Control	1.6
Food	1.1
Gas	0.7
Healthcare - Products	0.9
Home Furnishings	0.5
Insurance	2.8
Internet	0.6
Investment Companies	0.4
Iron/Steel	0.7
Leisure Time	1.2
Machinery - Diversified	2.8
Metal Fabricate/Hardware	3.4
Oil & Gas	4.4
Oil & Gas Services	1.9
Packaging & Containers	0.4
Pharmaceuticals	3.5
Pipelines	0.5
REITS	1.4
Retail	4.7
Savings & Loans	1.7
Semiconductors	1.2
Software	4.7
Telecommunications	1.6
Transportation	6.4
Venture Capital	0.4
Water	0.5
Money Market Funds	4.6
Total Investments	104.4
Liabilities in Excess of Other Assets	(4.4)
Net Assets	100.0%